RISK MANAGEMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Regulatory capital - values
Common equity	R$ 124,320,006	R$ 106,012,668
Level I	145,844,118	124,632,919
Reference Equity - RE	174,968,754	149,109,173
Risk-weighted assets (RWA) - amounts
Total RWA	R$ 1,108,961,848	R$ 1,008,667,813
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	11.20%	10.50%
Tier I Capital	13.20%	12.40%
Basel Ratio	15.80%	14.80%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	3.21%	2.51%
Leverage Ratio (AR)
Total exposure	R$ 2,141,573,090	R$ 1,860,789,433
AR	6.80%	6.70%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	R$ 253,255,892	R$ 184,606,844
Total net cash outflow	R$ 160,033,728	R$ 130,795,356
LCR	158.30%	141.10%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	R$ 1,136,032,540	R$ 991,711,546
Stable resources required (RSF)	R$ 925,369,687	R$ 818,326,687
NSFR	122.80%	121.20%